UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

Arizona - 98.1%	$ 600	Apache County, Arizona, IDA, IDR (Tucson Electric Power-Springerville), VRDN,
		3.45% due 12/01/2020 (h)	$ 600

	4,200	Arizona Health Facilities Authority, Hospital System Revenue Bonds (Northern Arizona
		Healthcare), Series B, VRDN, 3.49% due 10/01/2026 (g)(h)	4,200

	7,720	Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System), VRDN,
		Series A, 3.47% due 1/01/2029 (g)(h)	7,720

	9,000	Arizona School District, TAN, Financing Program, COP, 4.50% due 7/30/2008	9,043

	1,490	Arizona State University, COP, PUTTERS, VRDN, Series 694, 3.51% due 9/01/2012 (a)(h)(i)	1,490

	3,470	Arizona Tourism and Sports Authority, Senior Tax Revenue Bonds (Multipurpose Stadium Facility
		Project), VRDN, Series A, 3.45% due 7/01/2036 (a)(h)	3,470

	1,590	Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN, 3.47%
		due 12/01/2014 (h)	1,590

	9,995	BB&T Municipal Trust, Arizona Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
		Series 2003, 3.47% due 1/01/2037 (h)(i)	9,995

	10,900	Bank of America AUSTIN Trust, Arizona State Transportation Board, Excise Tax Revenue Bonds,
		VRDN, Series 2007-183, 3.50% due 7/01/2017 (h)(i)	10,900

	700	Bank of America MACON Trust, Pinal County, Arizona, Electrical District Number 3, Electric System
		Revenue Bonds, VRDN, Series U-1, 3.51% due 10/03/2011 (h)(i)	700

	835	Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT, Series A, 3.53%
		due 12/01/2017 (h)	835

	2,000	Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP, 3.48% due 7/01/2026 (h)(i)	2,000

	1,100	Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT,
		3.55% due 2/01/2020 (h)	1,100

	3,300	Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal Revenue Bonds (Arizona
		Electric Power Co-Operative Inc. Project), VRDN, AMT, 3.75% due 9/01/2024 (h)	3,300

Portfolio Abbreviations

To simplify the listings of CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	S/F	Single-Family
GO	General Obligation Bonds	SPEARs	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
LIFERs	Long Inverse Floating Exempt Receipts	VRDN	Variable Rate Demand Notes

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,000	Coconino County, Arizona, IDA, IDR, VRDN, AMT, 3.52% due 3/01/2027 (h)	$ 1,000

1,400	Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona Public
	Service Co.-Navajo Project), VRDN, AMT, Series A, 3.58% due 10/01/2029 (h)	1,400

700	Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona Public
	Service Co. Project), VRDN, AMT, 3.55% due 11/01/2033 (h)	700

2,000	Deutsche Bank SPEARs/LIFERs Trust, Chandler, Arizona, IDA, IDR, SPEARs, VRDN, AMT,
	Series DBE-150, 3.54% due 12/01/2012 (h)	2,000

6,825	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, FLOATS, VRDN, Series 1738,
	3.55% due 7/01/2036 (b)(h)(i)	6,825

2,245	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, FLOATS, VRDN, Series P3U,
	3.54% due 7/01/2026 (b)(h)(i)	2,245

2,500	Eagle Tax-Exempt Trust, Salt River Project, Arizona, Agriculture Improvement and Power District,
	Electric System Revenue Bonds, VRDN, Series 2006-0141, Class A, 3.51% due 1/01/2037 (h)(i)	2,500

5,355	Lehman Municipal Trust Receipts, Phoenix and Pima County, Arizona, Revenue Bonds, FLOATS,
	VRDN, AMT, Series 2006-P55U, 3.59% due 3/01/2039 (c)(e)(h)(i)	5,355

2,985	Lehman Municipal Trust Receipts, Tucson, Arizona, Revenue Refunding Bonds, FLOATS,
	VRDN, AMT, Series 2006-P39U, 3.64% due 1/01/2038 (c)(e)(h)(i)	2,985

3,875	Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project), VRDN,
	AMT, 3.49% due 10/01/2026 (h)	3,875

2,540	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Las Gardenias
	Apartments LP Project), VRDN, AMT, Series A, 3.55% due 4/15/2033 (d)(h)	2,540

2,000	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Martin
	Apartments Project), VRDN, AMT, Series A-1, 3.55% due 6/15/2035 (d)(h)	2,000

9,000	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Villas Solanas
	Apartments), VRDN, AMT, Series A, 3.55% due 11/15/2032 (d)(h)	9,000

6,425	Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN, AMT,
	Series A, 3.56% due 2/02/2009 (h)	6,425

4,230	Phoenix and Pima County, Arizona, IDA, S/F Revenue Bonds, FLOATS, VRDN, AMT,
	Series P29U, 3.59% due 7/01/2039 (e)(h)(i)	4,230

6,100	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Wastewater System, Revenue Refunding
	Bonds, VRDN, Series A, 3.45% due 7/01/2023 (g)(h)	6,100

1,290	Phoenix, Arizona, GO, PUTTERS, VRDN, Series 1873, 3.51% due 1/01/2015 (h)(i)	1,290

995	Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS, VRDN,
	Series 1119, 3.50% due 9/15/2013 (a)(h)(i)	995

3,900	Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (CenterTree Project), VRDN, AMT, Series A, 3.52%
	due 10/15/2030 (h)	3,900

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 3,275	Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Westward Housing Apartments
	Project), VRDN, AMT, Series A, 3.52% due 4/01/2033 (h)	$ 3,275

5,170	Phoenix, Arizona, IDA, Revenue Bonds (Leggett & Platt Inc. Project), VRDN, AMT, 3.55%
	due 7/01/2029 (h)	5,170

1,000	Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Plant Project), VRDN, AMT,
	3.95% due 10/01/2022 (h)	1,000

2,293	Phoenix, Arizona, IDA, Revenue Bonds (Salvo Properties LLC Project), VRDN, AMT, 3.53%
	due 3/01/2031 (h)	2,293

3,415	Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project), VRDN, AMT,
	3.65% due 7/01/2024 (h)	3,415

1,510	Pima County, Arizona, IDA, IDR, FLOATS, VRDN, Series L-21, 3.59% due 7/15/2010 (f)(h)(i)	1,510

600	Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN,
	3.53% due 9/01/2009 (h)	600

4,000	Pima County, Arizona, IDA, IDR (Tucson Electric Power Company - Irvington Project),
	VRDN, 3.40% due 10/01/2022 (h)	4,000

2,700	Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Eastside Place Apartments), VRDN,
	AMT, Series B, 3.58% due 2/15/2031 (d)(h)	2,700

2,100	Pima County, Arizona, IDA, Revenue Refunding Bonds (Broadway Proper Retirement Community),
	VRDN, Series A, 3.19% due 12/01/2025 (h)(j)	2,100

4,200	Pine Ridge Village/Campus Heights LLC Revenue Bonds (Northern Arizona University Projects),
	VRDN, 3.48% due 6/01/2033 (b)(h)	4,200

1,919	Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds, VRDN,
	3.48% due 10/01/2025 (h)	1,919

3,000	Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds, VRDN,
	3.48% due 10/01/2026 (h)	3,000

800	Salt River Project, Arizona, Agriculture Improvement and Power District, Electric System Revenue Bonds,
	FLOATS, VRDN, Series 1430, 3.50% due 1/01/2037 (h)(i)	800

3,230	Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare), VRDN,
	Series A, 3.46% due 9/01/2030 (b)(h)	3,230

3,150	Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare), VRDN,
	Series C, 3.46% due 9/01/2035 (f)(h)	3,150

2,400	Scottsdale, Arizona, IDA, Limited Obligation Revenue Bonds (Notre Dame School), VRDN,
	Series A, 3.43% due 5/01/2021 (h)	2,400

2,600	Sun Devil Energy Center LLC, Arizona, Revenue Bonds (Arizona State University Project),
	VRDN, 3.48% due 7/01/2030 (b)(h)	2,600

1,500	Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard, LLC Project), VRDN, Series A,
	3.48% due 7/01/2034 (h)	1,500

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

	$ 5,460	Tempe, Arizona, Transit Excise Tax Revenue Bonds, VRDN, 3.43% due 7/01/2036 (h)	$ 5,460

	1,000	Tuscon, Arizona, GO, Refunding, 6.40% due 7/01/2008 (b)	1,015

	2,085	Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 3.70%
		due 8/01/2025 (h)	2,085

	3,180	Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project), VRDN,
		3.65% due 6/01/2021 (h)	3,180

	4,500	Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN, 3.49%
		due 7/01/2029 (h)	4,500

	1,170	Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
		Medical Center), VRDN, Series B, 3.42% due 12/01/2026 (f)(h)	1,170

Puerto Rico - 2.1%	4,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	4,019

		Total Investments (Cost - $192,599*) - 100.2%	192,599
		Liabilities in Excess of Other Assets - (0.2%)	(469)

		Net Assets - 100.0%	$ 192,130

*	Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FHLMC Collateralized.

(d)	FNMA Collateralized.

(e)	FNMA/GNMA Collateralized.

(f)	FSA Insured.

(g)	MBIA Insured.

(h)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(j)	GNMA Collateralized.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008